Condensed Interim Statements of Changes in Shareholders' Equity (Deficit) (Unaudited) - USD ($)		Share capital and share premium	RSU and share reserve	Warrants	Share-based payment reserve	Accumulated other comprehensive income	Accumulated deficit	Total
Balance at Oct. 31, 2021		$ 5,792,009	$ 112,829	$ 250,567	$ 615,031		$ (3,259,364)	$ 3,511,072
Balance (in Shares) at Oct. 31, 2021	[1]	1,250,858
Shares issuable for vested RSU’s			86,600					86,600
Shares issued and issuable for services		$ 38,684	45,913					84,597
Shares issued and issuable for services (in Shares)	[1]	2,667
Units issued for cash		$ 698,897						698,897
Units issued for cash (in Shares)	[1]	39,747
Issuance costs		$ (69,890)						(69,890)
Units issued for short-term investment		$ 372,745		82,742				455,487
Units issued for short-term investment (in Shares)	[1]	26,498
Share-based compensation					424,107			424,107
Net loss for the period							(3,857,679)	(3,857,679)
Balance at Apr. 30, 2022		$ 6,832,445	245,342	333,309	1,039,138		(7,117,043)	1,333,191
Balance (in Shares) at Apr. 30, 2022	[1]	1,319,770
Balance at Oct. 31, 2022		$ 6,706,644	493,036	459,110	1,403,688	(21,250)	(10,147,226)	(1,105,998)
Balance (in Shares) at Oct. 31, 2022	[1]	1,319,770
Share-based compensation					121,935			121,935
Net loss for the period							(3,975,851)	(3,975,851)
Issuance of shares (Note 6c(i))		$ 6,081,619		282,287				6,363,906
Issuance of shares (Note 6c(i)) (in Shares)	[1]	1,153,847
Shares and warrants issuable to Medigus (Note 6c(i))		$ 296,845		231				297,076
Issuance of shares, pre-funded warrants and warrants (Note 6c(iii))		$ 1,522,948						1,522,948
Issuance of shares, pre-funded warrants and warrants (Note 6c(iii)) (in Shares)	[1]	4,505,718
Shares issued from RSUs (Note 6c(ii))		$ 150,071	(150,071)
Shares issued from RSUs (Note 6c(ii)) (in Shares)	[1]	16,830
Shares for services (Notes 12a, 12f)			40,372					40,372
RSU’s vested (Note 9(i))			77,632					77,632
Balance at Apr. 30, 2023		$ 14,758,127	$ 460,969	$ 741,628	$ 1,525,623	$ (21,250)	$ (14,123,077)	$ 3,342,020
Balance (in Shares) at Apr. 30, 2023	[1]	6,996,165

[1]	On September 30, 2022, the Company effected a 1-for-30 share consolidation (reverse share split) of its issued and outstanding shares. All share amounts have been retroactively restated for all periods presented.